UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                       PNC Absolute Return Master Fund LLC

                  Investment Company Act File Number: 811-21814

                                   Registrant
                       PNC Absolute Return Master Fund LLC
                                Two Hopkins Plaza
                               Baltimore, MD 21201

                                Agent For Service
                           PNC Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                         Attention: Jennifer E. Spratley
                                 (800) 239-0418


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2008 to June 30, 2009
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
Proposal/Fund                                            Proposed By          Mgt. Position           Registrant Voted

Parsec                                                                      February 27, 2009

1. Approve Amendment of Redemption Policy.               Management                For                    Against


Taconic Opportunity Fund, L.P.                                              December 30, 2008

1. Approve Amendment to Partnership Agreement to implement Ten Percent Gate as described in the Memorandum and set forth in the Third Amended and
Restated Limited Partnership Agreement.                  Management                For                       For

Blue Mountain Credit Alternatives Fund, L.P.                                November 10, 2008

1. Withdraw the indicated percentage of Class R
Interest.                                                Management                For                    For - 30%
2.  Convert the indicated percentage of its Class
R Interest for a Class Q Interest (quarterly
liquidity on 90 days notice beginning June 30,
2009 subject to individual investor gate of 20%,
Management Fee of 1.75% and performance Allocation
of 17.5% for 2009, reverting to 2%/20% beginning
2010.)                                                   Management                For                    For - 70%
3.  Convert the indicated percentage of its Class
R Interest for a Class A1 Interest (one-year
rolling hard lock and annual liquidity on 180 days
notice 1.5% Management Fee 15% Performance Fee.)         Management                For                  Against - 0%
4.  Convert the indicated percentage of its Class
R Interest for a Class A2 Interest (two-year
rolling hard lock and biennial liquidity in 180
days notice, 1.0% Management Fee, 10% Performance
Fee.)                                                    Management                For                  Against - 0%



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PNC Absolute Return Master Fund LLC

/s/  Jennifer E. Spratley

Vice President

Date:  July 31, 2009